Financial Instruments and Risk Management - Schedule of Financial Commodity Risk Management Contracts (Details)	3 Months Ended
Mar. 31, 2026 $ / shares
WTI Costless Collar [Member] | C$ / bbl [Member] | Q2 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	5,027
Swap Price
Put Price	78.5
Call Price	$ 83.84
WTI Costless Collar [Member] | US$ / bbl [Member] | Q2 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	2,473
Swap Price
Put Price	57
Call Price	$ 65.15
WTI Costless Collar [Member] | US$ / bbl [Member] | Q3 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	7,500
Swap Price
Put Price	57.34
Call Price	$ 66.26
WTI Costless Collar [Member] | US$ / bbl [Member] | Q4 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	7,473
Swap Price
Put Price	59.01
Call Price	$ 72.21
WTI Fixed Price Swap [Member] | US$ / bbl [Member] | Q2 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	4,387
Swap Price	$ 68.85
Put Price
Call Price
WTI Fixed Price Swap [Member] | US$ / bbl [Member] | Q3 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	3,500
Swap Price	$ 71.28
Put Price
Call Price
WTI Fixed Price Swap [Member] | US$ / bbl [Member] | Q4 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	674
Swap Price	$ 68.83
Put Price
Call Price
WCS Differential Swap [Member] | US$ / bbl [Member] | Q2 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	14,000
Swap Price	$ (12.15)
Put Price
Call Price
WCS Differential Swap [Member] | US$ / bbl [Member] | Q3 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	14,000
Swap Price	$ (12.8)
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | Q2 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	24,297
Swap Price	$ 2.3
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | Q3 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	24,848
Swap Price	$ 2.3
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	27,000
Swap Price	$ 2.3
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | 2027 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	27,000
Swap Price	$ 2.93
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | 2028 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	27,000
Swap Price	$ 2.93
Put Price
Call Price